Segmented information and supplemental cash flow disclosure	3 Months Ended
Jun. 30, 2024
Disclosure Of Operating Segments Abstract
Segmented information and supplemental cash flow disclosure [Text Block]

17. Segmented information and supplemental cash flow disclosure

The Company operates in one reportable operating segment, being the manufacture and distribution of all-electric medium and heavy-duty vehicles serving the cargo and delivery market, shuttle and transit space and school bus sector.

The Company's revenues allocated by geography for the three months ended June 30, 2024 and 2023 are as follows:

	For the Three Months Ended
	June 30, 2024	June 30, 2023
United States of America	$2,594,560	$17,307,675
Canada	402,498	273,333

Total	$2,997,058	$17,581,008

As at June 30, 2024 and March 31, 2024, over 90% of the Company's property and equipment are located in the United States.

The Company's cash payments of interest and taxes during the three months ended June 30, 2024 and 2023 are as follows:

	For the Three Months Ended
	June 30, 2024	June 30, 2023
Interest paid	$262,623	$145,408
Taxes paid	$-	$-